Commitments and contingencies (Narrative) (Details)				1 Months Ended		12 Months Ended
	Oct. 24, 2014 USD ($) claim	Mar. 16, 2009 USD ($)	Feb. 23, 2006 USD ($)	Oct. 31, 2013 claim	Jul. 31, 2011 USD ($) claim	Dec. 31, 2018 USD ($) aircraft guarantee	Dec. 31, 2017 USD ($)	Jul. 31, 2006 lease	Dec. 31, 1992 aircraft engine	Jan. 01, 1990 aircraft engine Unit
Loss Contingencies [Line Items]
Number of aircraft | aircraft						962
Non-refundable deposits						$ 2,300,000,000
Guarantee carrying value						$ 2,272,000	$ 2,272,000
Asset Value Guarantees
Loss Contingencies [Line Items]
Number of asset value guarantees outstanding | guarantee						2
Guarantee carrying value						$ 0	0
Maximum aggregate potential commitment						31,800,000
Other Guarantees, Replacement Lease Rental
Loss Contingencies [Line Items]
Guarantee carrying value						2,300,000	$ 2,300,000
Maximum aggregate potential commitment						$ 10,500,000
Number of aircraft sold with a guarantee of the future lease cash flows | aircraft						2
VASP Litigation
Loss Contingencies [Line Items]
Damages suffered			$ 0
Damages awarded	$ 36,900,000	$ 40,000,000
VASP Litigation | Judicial Ruling
Loss Contingencies [Line Items]
Number of judgments | claim	2
VASP Litigation | VASP Litigation English Court
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | lease								7
Claim award for loss of profit plus accrued interest	$ 40,000,000
VASP Litigation | VASP Litigation Irish Court
Loss Contingencies [Line Items]
Number of leases that company incurred obligations due to another company's default | lease								9
Claim award for loss of profit plus accrued interest	$ 24,000,000
VASP Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft									13
Number of leases that company incurred obligations due to another company's default | aircraft									13
VASP Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine									3
Number of leases that company incurred obligations due to another company's default | engine									3
Transbrasil Litigation
Loss Contingencies [Line Items]
Damages suffered					$ 0
Aggregate amount due from AerCap					$ 210,000,000
Number of actions | claim					3
Number of claims dismissed | claim				2
Transbrasil Litigation | Recovery of Attorneys' Fees
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation | Indemnity Claim
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation | Statutory Penalties
Loss Contingencies [Line Items]
Number of actions | claim					1
Transbrasil Litigation | Aircraft
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft										1
Transbrasil Litigation | Engines
Loss Contingencies [Line Items]
Number of capital leased assets | engine										2
Number of AerCap lessors | Unit										2
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Number of aircraft | aircraft						363